Capital management - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Proceed from the issue of initial public offering	$ 42,668
Cash bond and money market funds
Disclosure of objectives, policies and processes for managing capital [line items]
Cash,bond and money market funds	$ 20,768	$ 41,244